May 9, 2017	Mark L. Johnson mark.johnson@klgates.com

T +1 617 261 3260 F +1 617 261 3175

By EDGAR and FedEx

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, DC 20549

Attention:    Amanda Ravitz

Laurie Abbott

Re:	ACM Research, Inc.
Draft Registration Statement on Form S-1
Submitted January 31, 2017
CIK No. 0001680062

Ladies and Gentlemen:

We are submitting this letter on behalf of ACM Research, Inc. (the “Company”), in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated February 27, 2017 relating to the Company’s draft registration statement on Form S-1 confidentially submitted to the SEC via EDGAR on January 31, 2017 (the “Initial Draft S-1”). Contemporaneously herewith, the Company is confidentially submitting via EDGAR a revised draft registration statement on Form S-1 of the Company (the “Revised Draft S-1”). For the convenience of the Staff, we are delivering to the Staff by overnight courier a copy of this letter and marked copies of the Revised Draft S-1 marked to show changes from the Initial Draft S-1.

For convenience, we have set forth below, in italicized, bold type, the enumerated written comments provided in the Staff’s letter to the Company dated February 27, 2017. The response of the Company to each comment is set forth immediately following the comment.

Prospectus Summary, page 1

1.	Discuss in your summary your reliance on a small number of customers.

The Company has revised the referenced disclosure in “Prospectus Summary—Our Company—Referenceable customer base” in the Revised Draft S-1 beginning on page 1 in response to this comment.

K&L Gates LLP

STATE STREET FINANCIAL CENTER    ONE LINCOLN STREET    BOSTON    MA 02111

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2.	Please clarify your disclosure here regarding your equipment’s capabilities with wafers at nodes 22 nanometers or less to specify the smallest node size at which you have demonstrated your technologies’ capabilities. In this regard, we note your disclosure in the second bullet point on page 76.

The Company has revised the referenced disclosure in “Prospectus Summary—Our Company—Differentiated technologies for advanced chips” in the Revised Draft S-1 on page 1 in response to this comment.

3.	When you refer to the “single wafer process systems” market, explain how the size of this market relates to your business and market opportunity.

In response to this comment, the Company has revised the disclosure in “Prospectus Summary—Our Company—Differentiated technologies for advanced chips” in the Revised Draft S-1 on page 1 to clarify that the market size refers to the global market for cleaning equipment for single-wafer processing systems, which is the market addressed by the Company’s products.

Flat and patterned wafer surfaces, page 3

4.	Please clarify how you have shown your product to be more efficient and effective than traditional wafer cleaning technologies. In this regard, we note your disclosure in the first paragraph on page 15 that your TEBO technology takes up to five times longer than other competing technologies.

The Company notes that, with respect to chip manufacturing processes, “efficiency” is not based solely on the elapsed time of the manufacturing process but also takes into consideration the product yield of the manufacturing process. In order to clarify the disclosure and avoid potential confusion on the part of investors, the Company has revised the disclosure throughout the Revised Draft S-1 to refer only to “effectiveness,” rather than to both “efficiency” and “effectiveness,” in describing the Company’s technologies and tools.

5.	Where you disclose individual financial statement items, such as revenue, please also include balancing disclosure of your net loss or income.

The Company has revised the disclosures contained in the Initial Draft S-1 in light of this comment. With respect to references to “revenue” specifically, the Company notes that the references to revenue in the Revised Draft S-1 are focused on the Company’s customer concentration and the building of the Company’s customer base, rather than the Company’s financial results. Rather than referencing net income for 2016 and 2015 in these sections of the Revised Draft S-1, the Company has added context by including disclosure that identifies the percent of revenue generated from the Company’s limited number of referenceable customers.

Our Strategy, page 3

6.	Please reconcile your statement regarding your “technology leadership” position with your disclosure in the fourth paragraph on page 14 indicating that your technology has not achieved widespread market acceptance.

The Company respectfully submits that it does not believe there is any inconsistency between the two referenced disclosures. The Revised Draft S-1 describes in detail the technological advances and advantages the Company believes to be provided by its Space Alternated Phase Shift (“SAPS”) and Timely Energized Bubble Oscillation (“TEBO”) technologies. The Revised Draft S-1 also describes the limited revenue that the Company has generated to date through sales of SAPS- and TEBO-based equipment, which should make it clear to potential investors that the Company does not have a significant

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share of the product markets in which the Company competes. The disclosure “Risk Factors—Risks Related to our Business and Our Industry—If our SAPS and TEBO technologies do not achieve widespread market acceptance, we will not be able to compete effectively” in the Revised Draft S-1 beginning on page 14 confirms that the Company has not yet established itself as a market leader, despite the Company’s technology leadership evidenced by the “differentiated, innovative nature” and competitive advantages of the Company’s SAPS and TEBO technologies

7.	Where you make qualitative statements, please identify the source of this information or characterize the statement as management’s belief. We note, for example, your disclosure on page 4 stating PRC chip manufactures “prefer building relationships with local suppliers,” on page 79 regarding “inadequate cleaning actions,” and on page 80 discussing “one of the most significant challenges” and describing how “to appeal to a broad range of chip makers.”

The Company has reviewed and revised the disclosures contained in the Initial Draft S-1 in light of this comment. As specific examples:

•	The Company has revised the disclosure in “Prospectus Summary—Our Company—Our Strategy—Leverage local presence to address growing PRC market” in the Revised Draft S-1 on pages 4 and 83 to note that the statement as to Chinese chip manufacturers’ preference for local relationships is based on the Company’s experience.

•	The Company has revised the disclosure in “Business—Industry Background—Inadequacy of Traditional Single-Wafer Cleaning Technologies” in the Revised Draft S-1 on page 80 to clarify that chip manufacturers have been the source of discontent with the limitations of existing cleaning technology.

•	The Company has revised the two cited clauses in “Business—Industry Background—Inadequacy of Traditional Single-Wafer Cleaning Technologies” in the Revised Draft S-1 on page 81 in order to make them more limited and precise.

The Company respectfully submits that some qualitative statements made by it in the Revised Draft S-1 are widely accepted within the industry and, as a result, attributing those statements to a single source can be difficult. While academic treatises and corporate papers and publications may be available to support some of the statements, the Company does not believe that numerous specific references to detailed publications will clarify or explain the statements to potential investors.

As an example, with respect to the above-referenced disclosure regarding megasonic tools’ cleaning inadequacy in “Business—Industry Background—Inadequacy of Traditional Single-Wafer Cleaning Technologies” in the Revised Draft S-1 on page 80, the industry moved from megasonic cleaning to jet-spray cleaning as devices shrank to the 70 nanometers node because megasonic cleaning increasingly caused feature damage. In order to reduce feature damage, manufacturers had to reduce the megasonic energy, resulting in inadequate cleaning. This development is discussed in, for example, “Environmentally Benign Single-Wafer Spin Cleaning Using Ultra-Diluted HF/Nitrogen Jet Spray Without Causing Structural Damage and Material Loss” in IEEE Transactions on Semiconductor Manufacturing (Volume 20, Issue 3, August 2007), but the Company respectfully notes that it does not believe inclusion of this reference would meaningfully contribute to the understanding of potential investors.

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Implications of Being an Emerging Growth Company, page 5

8.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

The Company respectfully acknowledges the Staff’s comment and advises the Staff that it is providing copies of the written communications, as defined in Rule 405 under the Securities Act of 1933, as amended (the “Securities Act”), that were used in meetings with potential investors in reliance on Section 5(d) of the Securities Act on a supplemental basis. Such materials were only made available for viewing by such investors during the Company’s presentation. Pursuant to Rule 418 under the Securities Act, such copies shall not be deemed to be filed with, or a part of or included in, the Registration Statement. Additionally, pursuant to Rule 418(b) under the Securities Act, the Company requests that the Staff return copies of such materials to the Company. Other than these materials, the Company has not provided, and it has not authorized any person to provide, any written materials in reliance on Section 5(d) of the Securities Act. The Company confirms that it will provide the Staff with copies of any additional written communications that are presented to potential investors in the future by it or anyone authorized to do so on its behalf in reliance on Section 5(d) of the Securities Act, whether or not such potential investors retain copies of the communications.

We currently have limited revenue, page 11

9.	Given your disclosure in the last paragraph on page 87 that, as of December 31, 2016, you have sold twenty-two Ultra C units that use you SAPS and TEBO technologies, please clarify what steps remain before you will be able to launch and commercialize this equipment and technology.

The Company has revised the referenced disclosure in “Risk Factors—Risks Related to our Business and Our Industry—We currently have limited revenue and may never achieve or maintain profitability” in the Revised Draft S-1 beginning on page 11 in response to this comment.

We have depended on PRC governmental subsidies, page 21

10.	We note the discussion in the International Trade Association of the U.S. Department of Commerce report that you have listed on 39 of your prospectus regarding over-capacity in the semiconductor manufacturing equipment market that could result from the PRC’s semiconductor subsidy program. To the extent that this constitutes a material risk to your business, please expand your risk factor disclosure to so indicate.

The Company has revised the disclosure in “Risk Factors—Risks Related to our Business and Our Industry—Cyclicality in the semiconductor industry is likely to lead to substantial variations in demand for our products, and as a result our operating results could be adversely affected” in the Revised Draft S-1 on page 14 in response to this comment.

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Management’s Discussion and Analysis, page 51

Revenue, page 52

11.	Given that your customer base is very small, where you refer to “typical” terms of your customer relationships, business terms or interactions, revise to explain how frequently these apply to your current customers.

In response to this comment, the Company has revised the referenced disclosures in (a) “Risk Factors—Risks Related to our Business and Our Industry—Our customers do not enter into long-term purchase commitments, and they may decrease, cancel or delay their projected purchases at any time” in the Revised Draft S-1 on page 17, (b) “Risk Factors—Risks Related to our Business and Our Industry—We may incur significant expenses long before we can recognize revenue from new products, if at all, due to the costs and length of research, development, manufacturing and customer evaluation process cycles” in the Revised Draft S-1 on page 18, (c) “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Components of Results of Operations—Revenue” in the Revised Draft S-1 beginning on page 52, (d) “Business—Sales and Marketing” in the Revised Draft S-1 on page 90, and (e) “Business—Manufacturing” in the Revised Draft S-1 on page 90.

12.	Refer to the last full paragraph on page 53. Provide additional details about when you expect to commence the referenced maintenance service contracts.

In response to this comment, the Company has revised the referenced disclosure in “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Components of Results of Operations—Revenue” in the Revised Draft S-1 on page 54.

13.	We note you present the non-GAAP measures free cash flow and adjusted EBITDA. Please expand your disclosure to discuss any specific limitations of the usefulness of these measures due to the restrictions under the PRC’s Foreign Enterprise Law, as discussed on page F-35, and the significant non-controlling interest.

In response to this comment, the Company has revised the referenced disclosure in “Management’s Discussion and Analysis of Financial Condition and Results of Operations—How We Evaluate Our Operations” in the Revised Draft S-1 on page 59 with respect to the potential effects of the PRC asset restrictions and the non-controlling interest in ACM Shanghai on the usefulness of free cash flow. Please also see the Company’s response to comment number 14 below. As a result of the additional disclosure stated on page 59 and the revisions to the methodology for calculating adjusted EBITDA and free cash flow, the Company does not believe that the PRC restrictions or the non-controlling interest limit the utility of adjusted EBITDA or free cash flow to potential investors.

14.	In addition, please explain to us the reason you have included the grants received from local and central authorities in free cash flow and Adjusted EBITDA since it is not clear whether and how the government grants relate to your “core operating performance” and your ability to generate cash.

In response to this comment, the Company has revised its methodologies to exclude from adjusted EBITDA the amounts of expenses paid by application of PRC government subsidies and to exclude from free cash flow the amount of PRC government subsidies received. The revised adjusted EBITDA and free cash flow calculations are set forth in (a) “Prospectus Summary—Summary Consolidated Financial Information” in the Revised Draft S-1 on page 10, (b) “Selected Consolidated Financial Information” in the Revised Draft S-1 beginning on page 49 and (c) “Management’s Discussion and Analysis of Financial Condition and Results of Operations—How We Evaluate Our Operations” in the Revised Draft S-1 beginning on page 58.

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15.	Please revise the Adjusted EBITDA Data table on page 59 to clarify that income taxes were a benefit for fiscal 2015 and the nine months ended September 30, 2015 and an expense for the nine months ended September 30, 2016.

In response to this comment, the Company has revised the referenced disclosure in (a) “Prospectus Summary—Summary Consolidated Financial Information” in the Revised Draft S-1 on page 10, (b) “Selected Consolidated Financial Information” in the Revised Draft S-1 on page 49 and (c) “Management’s Discussion and Analysis of Financial Condition and Results of Operations—How We Evaluate Our Operations” in the Revised Draft S-1 on page 59.

Results of Operations, page 68

16.	Please expand your disclosure to discuss the reason for the decrease in sales to your largest customer noted in the last paragraph on page 68 and to describe your sale of higher margin products noted in the first paragraph on page 69. See Regulation S-K Item 303(a)(3)(i)–(ii).

In response to this comment, the Company has revised (a) the referenced disclosure in “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations—Revenue” in the Revised Draft S-1 on page 70 to discuss the reason for the decrease in sales in 2016 to the Company’s largest customer in 2015 and (b) the referenced disclosure in “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations—Cost of Revenue and Gross Margin” in the Revised Draft S-1 on page 70 regarding the reasons for the increase in gross margin from 2015 to 2016.

Operating Expenses, page 69

17.	Please revise to disclose why you include spare parts as a sales and marketing expense.

The Company has modified its accounting policy and treatment for sales of spare parts and the related costs. Sales of spare parts are now included in revenue, and the related costs are now included in cost of revenue, in all periods presented in the Consolidated Financial Statements included in the Revised Draft S-1. The Company has revised the referenced disclosure in “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Components of Results of Operations—Operating Expenses” in the Revised Draft S-1 on page 70 and has added a description of the new accounting policy in Note 2 to the Consolidated Financial Statements in the Revised Draft S-1 on page F-11.

Government Research and Development Grants, page 73

18.	Please expand your disclosure to clarify what portion of the additional $5.4 million in government grants you expect to receive during your 2017 fiscal year and whether you have applied for or anticipate applying for future grants. To the extent that future government funding constitutes a known trend or uncertainty affecting your liquidity or capital resources, please provide the disclosure required by Regulation S-K Item 303(a)(1)–(2)(i).

In response to this comment, the Company has revised the disclosure in “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources—Sources of Funds—Government Research and Development Grants” in the Revised Draft S-1 on page 74 with respect to PRC government grants expected to be received in 2017 and sought in the future.

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The Company confirms that it does not believe future government funding constitutes a known trend or uncertainty affecting its liquidity or capital resources. The Company has revised the disclosure in “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources” in the Revised Draft S-1 on page 72 to state that the Company does not expect to rely on PRC government funding in order to meet its liquidity requirements for the foreseeable future.

Business, page 76

19.	Please clarify how use of your equipment by leading logic and memory chip makers can influence decisions by other manufactures. Additionally, given that you derived most of your 2015 revenue from the “selected customers” with whom you began placing your products in 2009, please clarify in what ways you believe this process has helped you penetrate the mature chip-manufacturer market.

The Company believes that the “demo-to-sales” process has enabled the Company to establish customer relationships with four companies in a market comprised of a very small number of participants, and the Company is seeking to continue to build upon this initial momentum. In response to this comment, the Company has revised the disclosure in (a) “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Components of Results of Operations—Revenue” in the Revised Draft S-1 on page 53 and (b) “Business—Our Customers” in the Revised Draft S-1 on page 89.

Competition, page 91

20.	We note your disclosure on page 92 that semiconductor manufactures tend to maintain their selection of a particular supplier’s equipment throughout their production of a specific application and technology node. Therefore, given your disclosure on page 80 regarding 10 nanometer nodes expected in 2017, please clarify whether any semiconductor manufacturers have selected or qualified your equipment for their production of wafers with 10 nanometer nodes.

The Company has revised the referenced disclosures in “Business—Competition” in the Revised Draft S-1 on page 93 in response to this comment.

21.	We note your disclosure that “most” of your competitors’ products use jet spray technology and that “certain” competitors use conventional megasonic technology. If any of your competitors have developed technologies that address the limitations of traditional technologies noted on pages 79–80, please expand your disclosure to clarify.

The Company confirms that is unaware of any competitor that has developed improved megasonic technologies addressing the limitations of traditional cleaning technologies.

Executive Compensation, page 103

22.	Please ensure that the amounts disclosed in your summary compensation table are consistent with your narrative explanation. In this regard, we note your disclosure in the last paragraph on page 103 regarding base salaries in 2015 and 2016.

The Company has revised the referenced disclosure in “Executive Compensation—Narrative Explanation of Certain Aspects of the Summary Compensation Table—Base Salaries” in the Revised Draft S-1 on page 104 in response to this comment.

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Underwriting, page 127

23.	We note that you plan to issue underwriter warrants, but do not see them listed in the fee table. Please tell us whether you plan to also register the underwriter warrants and shares of Class A common stock underlying those warrants.

The Company has revised the referenced disclosure in “Underwriting—Discounts, Commissions and Expenses” in the Revised Draft S-1 on page 129 in response to this comment to include details regarding the warrants to be issued to underwriters. Neither the warrants nor the underlying shares of Class A common stock will be registered.

Consolidated Financial Statements, page F-1

Consolidated Statements of Cash Flows, page F-6

24.	Please revise your statements of cash flows to start with net income (loss), inclusive of net income (loss) attributable to non-controlling interests. Refer to ASC 230.

The Company has revised the Consolidated Statement of Cash Flows in the Revised Draft S-1 on page F-6 in response to this comment.

Note 2: Summary of Significant Accounting Policies, page F-7

Revenue Recognition, page F-11

25.	We note that you recognize revenue in certain circumstances even though a customer might withhold acceptance due to issues unrelated to product performance. Please describe to us these issues and explain why it is appropriate to record revenue in these circumstances.

The Company generally recognizes revenue when a product has been demonstrated to meet the predetermined specifications and is accepted by the customer. If a customer withholds acceptance due solely to issues unrelated to product performance, however, the Company will recognize revenue if the product is performing as intended and meets predetermined specifications, in the absence of an express contractual agreement to the contrary. The Company expects that these circumstances typically will arise when a customer unilaterally determines to withhold acceptance until its entire mass production is online or the installation and testing of the entire production line (not just the Company’s equipment) is completed. In these circumstances, the customer will be legally obligated to pay the applicable purchase price and the Company therefore believes it is appropriate to record revenue from the purchase. The Company notes, for the information of the Staff, that no revenue was recorded in 2016 or 2015 as a result of the application of this limited exception to the general product acceptance criterion.

26.	Please expand your revenue recognition policy to address your after-sales services referenced on page 51.

The Company has revised the disclosure in “Note 2–Summary of Significant Accounting Policies—Revenue Recognition” in the Revised Draft S-1 on page F-11 in response to this comment.

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27.	We note the discussion on page 52 that your tool evaluation period can extend for 24 months or longer. Please clarify your accounting policy for your products during this evaluation period, including when you recognize revenue and the related costs of revenue. If there are any deferred costs on your balance sheet, please quantify the amounts for the periods presented.

In response to this comment, the Company has revised the disclosure in “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Components of Results of Operations—Revenue—Evaluation Periods” in the Revised Draft S-1 on page 52 to clarify that the evaluation period is part of the product demonstration process for new customers. The market for chip manufacturing equipment is characterized by product innovation required to keep pace with rapid technological changes in semiconductor industry. The Company will not receive any purchase order from a new customer before the evaluation period is completed and the customer’s product specifications are met. As a result, no revenue would be recognized during the evaluation period. All costs incurred during the evaluation period are recorded as research and development expense when and as incurred.

Government Subsidies, page F-13

28.	Please disclose with more specificity the operating conditions that were met in order for you to recognize government subsidies in the statements of operations and describe any circumstances that would require these amounts to be refunded.

The Company respectfully submits that there are no operating conditions that must be met in order for the Company to recognize government subsidies, other than the Company’s incurrence of the relevant expenses. Under the guidance governing the government subsidies, (a) if a project does not pass the acceptance certification (which is based on a government audit report and a company audit report, both of which evaluate, among other things, the extent project targets have been received, the degree the developed technology is innovate and capable of commercialization, the economic and social impact of the project, and the use of the provided funds), the Company will be disqualified from receiving additional government subsidies during the following five years and (b) if fraud is found to be involved, the Company and its related personnel would be subject to further investigation and legal actions. The guidelines do not include any provision under which the subsidy fund would have to be returned.

Basic and Diluted Net Income (Loss) per Common Shares, page F-16

29.	You disclose that the dilutive effect of convertible promissory notes and convertible preferred shares is reflected in diluted net income (loss) per common share, but these amounts do not appear to be reflected in your diluted shares outstanding. Please clarify for us the basis for your presentation. Provide the disclosure required by ASC 260-10-50-1(c) for any securities not included in the computation of diluted EPS because to do so would have been antidilutive in the applicable period.

The Company has revised the disclosure in “Note 2–Summary of Significant Accounting Policies—Basic and Diluted Net Income per Common Share” in the Revised Draft S-1 beginning on page F-16 in response to this comment.

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Note 7: Other Payable and Accrued Expenses, page F-24

30.	Please explain to us the reason for the decrease in commissions accrual.

The Company records selling commissions as sales and marketing expense when the relevant revenues are recognized. The decrease in accrued commissions from December 31, 2015 to September 30, 2016 was primarily attributable to the timing of commission accruals, which reflected the “lumpiness” of revenue from, and the settlement upon the due date of invoices with, the Company’s agents during the nine months ended September 30, 2016:

	Year Ended December 31, 2015	Nine Months Ended September 31, 2016
		2015	2016
	(in thousands)
		(unaudited)
Balance at beginning of period	$192	$192	$737
Commissions incurred	1,901	1,112	576
Payments	(1,356)	(1,050)	(1,276)

Balance at end of period	737	254	37

The Company notes that accrued commissions as of December 31, 2016 totaled $757,000, a slight increase from the $737,000 of commissions accrued as of December 31, 2015.

Note 8: Notes Payable, page F-24

31.	We note the amounts under your promissory and term notes appear to be past due. Please disclose whether you are in default of any of the terms of these notes and the impact that this has on your operations and financial statements.

The Company confirms that all of its outstanding term and promissory notes were paid and terminated on December 30, 2016, with notes outstanding as of such date converting into Class A common stock or Series F convertible preferred stock. As of December 31, 2016, the Company owed approximately $11,000 to former noteholders for interest that had accrued but had not yet been paid. The Company paid all of such accrued interest in January 2017.

Note 19: Subsequent Events, page F-35

32.	We note you granted 4,273,660 options to purchase common stock at a price of $1.00 per share on December 28, 2016. Please explain to us the reason for the significant difference between the $2.50 per share price on the Series F preferred stock issued on December 30, 2016 and the values assigned to the stock options granted on December 28, 2016. In addition, tell us your estimated IPO price range, and to the extent that there is a significant difference between your price range and the option price, explain to us each significant factor contributing to the difference.

The Company respectfully acknowledges the Staff’s comment and advises the Staff that it considers the fair value of its Class A common stock as of December 28, 2016 to have been $0.76. The fair value of the Company’s Class A common stock was established by the compensation committee of the board of directors. In making its determination of fair value, the compensation committee considered a variety of factors, including a valuation study from an independent and unrelated third-party valuation firm, as discussed in “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Critical Accounting Policies and Significant Judgments and Estimates—Determination of Fair Value of Common Stock” in the Revised Draft S-1 beginning on page 62. In determining the per share purchase price for the Company’s Series F preferred stock, the board of

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directors considered the preferential rights of the preferred stock such as liquidation, redemption and dividend rights, and determined that at the time of the issuance there existed a likelihood that Series F preferred stockholders would realize the benefit of such preferences. The difference between the $2.50 per share price on the Series F preferred stock and the $0.76 value assigned to the stock options granted on December 28, 2016 reflects the value assigned to such preferences by the board.

The Company intends to confidentially submit an additional draft registration statement on Form S-1 to respond to any additional comments from the Staff and to include financial statements and information with respect to the quarter ending, and as of, March 31, 2017. The Company respectfully requests that it be allowed to defer provision of an estimated price range, and the related explanation of factors contributing to the difference between such price range and the referenced option price, until the time of submission of such third draft Form S-1.

*        *        *

Please do not hesitate to contact me at (617) 261-3260 if you have any questions or would like additional information regarding this matter.

Very truly yours,

/s/ Mark L. Johnson

Mark L. Johnson

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